FAIR VALUE MEASUREMENTS AND DERIVATIVE LIABILITIES (Narrative) (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accrued interest payable			$ 63,326
Convertible Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument initial borrowing	$ 322,000
Accrued interest payable	$ 28,724
Typenex Co Investment Llc [Member] | Convertible Note [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument initial borrowing		$ 381,000	282,500
Accrued interest payable		$ 5,121	$ 28,473